Supplement to Prospectus

Dated May 2, 2017, as amended May 17, 2017

November 13, 2017

SHELTON GREATER CHINA FUND

Shelton Greater China Fund: SGCFX

SHELTON BDC INCOME FUND

Shelton BDC Income Fund – Investor Class: LOANX

Shelton BDC Income Fund – Institutional Class: LOAIX

SHELTON REAL ESTATE INCOME FUND

Shelton Real Estate Income Fund – Investor Class: RENTX

Shelton Real Estate Income Fund – Institutional Class: RENIX

1. The 2nd through 4th paragraphs under "Principal Investment Strategies" on page 1 are replaced in their entirety with:

Effective November 13, 2017, Matthias Knerr serves as lead portfolio manager and Andrew Manton as portfolio manager of the Shelton Greater China Fund.

The Advisor implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

• Maturity: Companies characterized as earning a small positive spread above the cost of capital.

• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

2. The references to Portfolio Manager for the Greater China Fund on pages 3 and 13 are replaced with:

Effective November 13, 2017, Matthias Knerr is the lead portfolio manager and Andrew Manton is portfolio manager of the Shelton Greater China Fund.

3. The paragraph under "Portfolio Turnover" on page 8 is replaced in its entirety with:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

4. The index disclosure at the bottom of the Average Annual Return table in the right column on page 11 is replaced in its entirety with:

Real Estate Income Fund (Investor Class – RENTX)	Average Annual Return (for the period ended 12/31/2016)
	1 year	Since Inception
S&P U.S. REIT Index	8.49%	9.93%
FTSE/NAREIT All Equity REITs Index	8.63%	9.84%

Real Estate Income Fund (Institutional Class - RENIX)	Average Annual Return (for the period ended 12/31/2016)
	1 year	Since Inception
S&P U.S. REIT Index	8.49%	9.93%
FTSE/NAREIT All Equity REITs Index	8.63%	9.84%

On November 4, 2016, the Fund commenced operations as the successor to a prior fund with the same investment objective and investment strategies. The Fund determined that beginning on November 4, 2016, the S&P U.S. REIT Index would replace the prior index, the FTSE/NAREIT All Equity REITs Index, as a more generally recognized index by U.S. investors.

Supplement to SCM Trust Statement of Addition Information dated May 1, 2017

November 13, 2017

SHELTON GREATER CHINA FUND

Shelton Greater China Fund: SGCFX

SHELTON BDC INCOME FUND

Shelton BDC Income Fund – Investor Class: LOANX

Shelton BDC Income Fund – Institutional Class: LOAIX

SHELTON REAL ESTATE INCOME FUND

Shelton Real Estate Income Fund – Investor Class: RENTX

Shelton Real Estate Income Fund – Institutional Class: RENIX

1. The Paragraph headed "Greater China Fund" on page 2 is replaced in its entirety with:

The Fund's objective is long-term capital appreciation by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in, the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with, or operating in, mainland China. A company meeting the requirements of either items (i) or (ii) of the previous sentence is defined as a "Greater China company." Under normal circumstances, the Fund will invest at least 80% of the Fund's net assets in the common and preferred stocks of Greater China companies. Net assets would typically include borrowings for investment purposes; however, the Fund has no present intent to borrow. A company is considered to be domiciled in, or traded on exchanges located in, a country if it (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country, or (iii) has the primary trading markets for its securities in that country, or (iv) is controlled by a governmental entity or agency, instrumentality or a political subdivision of that country.

2. The text under the heading "Portfolio Managers" on page 31 is replaced in its entirety with:

The table below includes information about the type, number and assets under management for the various types of accounts, and total assets in the accounts with respect to which advisory fees are based on the performance of the accounts managed by the portfolio managers of the Funds as of December 31, 2016.

3. The table on page 32 is supplemented by adding the following:

Matthias Knerr
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	47,145,387	0	$-
Other Pooled Investment Vehicles	0	-	0	-
Other Registered Investment Companies	0	-	0	-
Other Accounts	350	78,506,606	0	-

Andrew Manton
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	47,145,387	0	$-
Other Pooled Investment Vehicles	0	-	0	-
Other Registered Investment Companies	0	-	0	-
Other Accounts	350	78,506,606	0	-

4. The disclosure under "Portfolio Manager Securities Ownership" on page 32 is supplemented by adding the following:

As of December 31, 2016, Mr. Knerr held $0 in the Funds.

As of December 31, 2016, Mr. Manton held $0 in the Funds.